CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (unaudited) (Parenthetical) - USD ($)	May 10, 2022	Sep. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Shares subject to possible redemption, transaction costs		$ 8,139,659	$ 8,139,659
Consideration of shares surrendered for cancellations	$ 0
Public Warrants
Warrants, transaction costs		$ 152,515	$ 152,515	$ 152,515
Rights
Warrants, transaction costs				406,736
Class A common stock
Common stock, stock outstanding (in shares)		9,338,000	9,338,000		0
Class A common stock not subject to possible redemption
Shares subject to possible redemption, transaction costs				$ 8,139,659
Common stock, stock outstanding (in shares)		138,000	138,000		0
Class B common stock
Shares subject to forfeiture			300,000
Common stock, stock outstanding (in shares)	2,300,000	2,300,000	2,300,000		2,300,000
Class B common stock | Sponsor
Number of shares surrendered	575,000
Consideration of shares surrendered for cancellations	$ 0
Class B common stock | Sponsor and directors
Common stock, stock outstanding (in shares)			2,300,000